UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

   Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
   -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2006
                                   (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                % OF MEMBERS'
                                                                             COST              FAIR VALUE          CAPITAL
         DIRECTIONAL EQUITY
              Artha Emerging Markets Fund LTD - b                       $  9,200,000          $ 10,351,360          4.57%
              Chilton Small Cap Partners, L.P. Class A - c                 8,720,000            12,620,528          5.57%
              Delta Fund Europe L.P. - b                                   8,500,000            13,216,929          5.83%
              Delta Institutional, L.P. - b                                2,100,000            12,618,468          5.57%
              North Sound Legacy Institutional, LLC. - b                   7,500,000             8,925,627          3.94%
              Prism Partners QP LP - a                                     6,300,000             6,797,111          3.00%
              Renaissance Institutional Equities Fund L.P. - a            10,800,000            13,032,710          5.75%
              Torrey Pines Fund LLC - b                                    6,000,000             7,030,324          3.10%
              Trellus Partners L.P.- b                                     9,000,000            11,188,818          4.94%

         DIRECTIONAL MACRO
              Telluride Capital Fund LLC - a                            $ 18,000,000          $ 21,638,261          9.55%

                                 RELATIVE VALUE
              Bennelong Asia Pacific Multi Strategies EQ fund - a       $  5,000,000          $  4,990,271          2.20%
              CFM Ventus Fund L.P. - a                                     7,600,000             9,916,247          4.38%
              Frontpoint Offshore Utility & Energy Fund LP - b             9,808,522            11,152,363          4.92%
              Stratus Fund Ltd - Class C - a                              10,300,000            12,342,380          5.45%
              Structured Service Holdings LP - a                           7,000,000             7,326,953          3.23%
              Sunbeam Opportunities Fund LLC - b                           6,800,000             6,746,191          2.98%

                                  EVENT DRIVEN
              Canyon Value Realization Fund, L.P. - b                   $  7,550,000          $ 10,073,904          4.46%
              Carrington Investment Partners ( US ) LP - b                 9,200,000            10,032,471          4.43%
              CPIM Structured Credit fund 1000 INC - b                     8,000,000             8,406,995          3.71%
              GoldenTree High Yield Partners, Ltd. - b                     8,768,666             9,967,408          4.40%
              Marathon Structured Finance Fund, Ltd. - c                   5,700,000             5,923,839          2.61%
              New Amsterdam European Credit Fund - a                       7,900,000             8,391,677          3.70%
              Stark Investments Structured Finance Onshore Fund - d       10,100,000            10,778,605          4.76%
              Third Point Partners Qualified, LP - b                      11,800,000            12,344,071          5.45%
              York European Opportunities Fund LP - b                      8,700,000             9,017,521          3.98%
                                                                        -------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                   $210,347,188          $254,831,032        112.48%

OTHER ASSETS, LESS LIABILITIES*                                                               $(28,279,784)       (12.48)%
                                                                                              ------------        -------

MEMBERS' CAPITAL                                                                              $226,551,248        100.00%
                                                                                              ============        =======


Note: Investments in underlying Investment Funds are categorized by investment strategy.

*  Includes dividend distribution payable in the amount of $22,647,285

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted anytime

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006
                                   (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                % OF MEMBERS'
                                                                             COST              FAIR VALUE          CAPITAL
         DIRECTIONAL EQUITY
            Chilton Small Cap Partners, L.P. Class A - c                $  3,620,000          $ 5,583,539          10.25%
            Delta Institutional, L.P. - b                                  2,290,000            5,188,426           9.53%
            North Sound Legacy Insitutional Fund, L.L.C. - b               4,500,000            4,910,716           9.02%
            Renaissance Institutional Equities Fund LP - a                 6,500,000            8,327,143          15.29%

         RELATIVE VALUE
            CFM Ventus Fund LP - a                                      $  4,200,000          $ 5,731,953          10.53%
            Concordia Capital, Ltd. - a                                    3,300,000            3,550,091           6.52%
            Frontpoint Utility & Energy, L.P. - b                          6,295,988            7,158,585          13.15%
            Highland Opportunity Fund LP. - b                              4,000,000            4,490,841           8.25%
            Structured Service Holding LP - a                              6,000,000            6,280,245          11.53%

         EVENT DRIVEN
            Canyon Value Realization Fund, L.P. - b                     $  1,300,000          $ 2,032,391           3.73%
            CPIM Structured Credit fund 500 Inc. - a                       6,000,000            6,319,167          11.61%
            GoldenTree High Yield Partners, Ltd - b                        2,088,926            2,436,873           4.48%

                                                                        -------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                   $ 50,094,914          $62,009,970         113.89%

OTHER ASSETS, LESS LIABILITIES*                                                               $(7,559,731)        (13.89)%
                                                                                              -----------         -------

MEMBERS' CAPITAL                                                                              $54,450,239         100.00%
                                                                                              ===========         =======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

*  Includes dividend distribution payable in the amount of $6,650,842

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                                      -2-


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Citigroup Alternative Investments
                Multi-Adviser Hedge Fund Portfolios LLC
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date     February 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date     February 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jennifer Magro
                         -------------------------------------------------------
                           Jennifer Magro, Treasurer
                           (principal financial officer)

Date     February 27, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.